Third Avenue Value Fund

Third Avenue Small-Cap Value Fund

Supplement dated June 11, 2014
to Prospectus dated February 28, 2014

Effective June 10, 2014, the following information supplements the Funds’ Prospectus dated February 28, 2014:

Update of named Portfolio Managers of the Third Avenue Value Fund

The following information supplements information on page 4 of the Prospectus under the heading “Portfolio Management.”

Effective June 10, 2014, the existing list of Portfolio Managers will be updated with the following:

Robert L. Rewey, III, Team Leader. Portfolio Manager since 2014.

Victor Cunningham, Portfolio Manager since 2013.

Michael Lehmann, Portfolio Manager since 2013.

Yang Lie, Portfolio Manager since 2013.

Update of named Portfolio Managers of the Third Avenue Small-Cap Value Fund

The following information supplements information on page 8 of the Prospectus under the heading “Portfolio Management.”

Effective June 10, 2014, the existing list of Portfolio Managers will be updated with the following:

Robert L. Rewey, III, Co-Team Leader. Portfolio Manager since 2014.

Curtis Jensen, Co-Team Leader. Portfolio Manager since inception in 1997.

Tim Bui, Portfolio Manager since 2013.

Charles Page, Portfolio Manager since 2013.

The following information supplements information on page 30 of the Prospectus under the heading “Portfolio Managers.”

Robert L. Rewey, III, CFA

Mr. Rewey is the leader of Third Avenue’s Value Equity Team. He joined the Adviser in 2014 and serves as the Team Leader and a Portfolio Manager of the Third Avenue Value Fund, as the Co-Team Leader and a Portfolio Manager of the Third Avenue Small-Cap Value Fund and also manager of several of Third Avenue’s sub-advised accounts. Additionally, Mr. Rewey co-manages, for offshore investors, the Third Avenue Value Fund UCITS and Third Avenue Small-Cap Value Fund UCITS. Prior to joining Third Avenue, Mr. Rewey spent more than ten years at Cramer Rosenthal McGlynn, LLC as a Senior Vice President and Senior Portfolio Manager where he oversaw the firm’s small/mid, mid, large and all cap investment strategies. Prior to Cramer Rosenthal McGlynn, Mr. Rewey was a Senior Portfolio Manager at Sloate Weissman Murray & Company, where he worked directly with its founder on research and portfolio construction. Mr. Rewey began his career as an Acquisitions Analyst for Associates Corporation of North America before moving on to roles at Oak Value Capital Management and Smith Barney, Inc.

Mr. Rewey earned an M.B.A. in Finance from Duke University Fuqua School of Business and holds a B.S. in Finance from Boston College, graduating Magna Cum Laude.  He is a member of the New York Society of Security Analysts.